Inventory - Schedule of Inventory, Current (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 2,600,114	$ 2,529,364	$ 2,567,311
Work in process	74,540	1,627,802	1,683,341
Finished Goods	506,900	261,031	528,254
Inventory	$ 3,181,554	$ 4,418,197	$ 4,778,906